Taxes - Unrecognized Tax Benefits Additional Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxes
Unrecognized tax benefits	$ 8,709	$ 8,568	$ 7,146	$ 6,759
Offsetting tax benefits associated with timing adjustments, U.S. tax credits, potential transfer pricing adjustments, and state income taxes	546
Net unrecognized tax benefit amount that, if recognized, would favorably affect the company's effective tax rate	8,163	7,994	6,562
Interest expense and penalties, net (benefit)/charge recognized	125	117	$ (13)
Interest and penalties accrued	935	$ 843
Reasonably possible reduction in unrecognized tax benefits within the next 12 months	$ 166